Cryptocurrencies (Tables)	12 Months Ended
Dec. 31, 2025
Cryptocurrencies [Abstract]
Schedule of Group's Cryptocurrencies

As of December 31, 2025 and 2024, the Group’s cryptocurrencies consist of the following:

	At December 31,
In thousands of USD	2025	2024
Cryptocurrencies other than USDC	83,075	77,535
USDC	2	2
Total cryptocurrencies	83,077	77,537

	At December 31,
In thousands of USD	2025	2024
Bitcoin – receivables	135,558	-
Total cryptocurrencies – receivables	135,558	-

Schedule of Details of Cryptocurrencies

The details of cryptocurrencies are as follows:

	Years ended December 31,
In thousands of USD	2025	2024	2023
Cost:
Beginning balances	78,479	15,377	2,179
Additions	596,742	311,966	310,265
Disposals and payments	(374,429)	(248,864)	(297,067)
Transfer for collateral (1)	(213,021)	-	-
Ending balances	87,771	78,479	15,377
Impairment:
Beginning balances	(942)	(6)	(4)
Additions	(3,752)	(936)	(2)
Ending balances	(4,694)	(942)	(6)
Net book value:
Beginning balances	77,537	15,371	2,175
Ending balances	83,077	77,537	15,371

The supplemental information of cryptocurrencies other than USDC is as follows:

	Years ended December 31,
In thousands of USD	2025	2024	2023
Cost:
Beginning balances	78,477	15,342	2,090
Additions	569,626	307,661	302,621
Disposals and payments	(347,313)	(244,526)	(289,369)
Transfer for collateral (1)	(213,021)	-	-
Ending balances	87,769	78,477	15,342
Impairment:
Beginning balances	(942)	(6)	(4)
Additions	(3,752)	(936)	(2)
Ending balances	(4,694)	(942)	(6)
Net book value:
Beginning balances	77,535	15,336	2,086
Ending balances	83,075	77,535	15,336

(1)	Represents Bitcoin pledged to BIT Group, a related party for loan collateral purposes.

Schedule of Cryptocurrencies Receivables

The details of cryptocurrencies – receivables are as follows:

In thousands of USD	Year ended December 31, 2025

Beginning balances	-
Transfer from cryptocurrencies	213,021
Repayment of borrowings from a related party	(50,753)
Net fair value changes recognized in profit or loss	(26,710)
Ending balances	135,558